Risk Management Section - EU MR1: Market risk under Standardised Approach (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Market Risk [Line Items]
RWA	€ 5,378	€ 3,604
Capital requirements	430	288
Standardised approach (SA) [member]
Market Risk [Line Items]
RWA	1,131	1,074
Capital requirements	90	86
Standardised approach (SA) [member] | Foreign exchange risk [member]
Market Risk [Line Items]
RWA	1,131	1,074
Capital requirements	€ 90	€ 86